Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties	$ 7,725	$ 4,169
Due to related parties	3,644	1,740
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Due from related parties	7,725	4,169
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	282	61
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	834	982
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	2,035	410
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 493	$ 287